Loss per Share, detail (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Abstract]
Net loss	$ (511,714)	$ (164,237)	$ (64,713)
Less dividends on series B preferred shares	(5,769)	(5,769)	(5,769)
Net loss attributed to common stockholders	$ (517,483)	$ (170,006)	$ (70,482)
Weighted average number of common shares, basic and diluted	95,731,093	80,441,517	79,518,009
Loss per share, basic and diluted	$ (5.41)	$ (2.11)	$ (0.89)